Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Registrant Name	COSMOS HEALTH INC.
Entity Central Index Key	0001474167
Document Type	S-1/A
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-0611758
Entity Address Address Line 1	5 AGIOU GEORGIOU
Entity Address Address Line 2	PILEA
Entity Address City Or Town	THESSALONIKI
Entity Address Postal Zip Code	55438
City Area Code	312
Local Phone Number	536-3102